Inventory Purchase Commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Beginning balance	¥ 1,244,743		¥ 393,048
Ending balance	1,322,448	$ 204,151	1,244,743	¥ 393,048
Supplier A [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Beginning balance	(1,244,743)	(192,155)	(1,244,743)	(851,694)
Additions	(77,705)	(11,996)	0	(393,048)
Ending balance	¥ (1,322,448)	$ (204,151)	¥ (1,244,743)	¥ (1,244,743)